UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   6/30/06

Check here if Amendment [X ]; Amendment number: ______1___________
  This Amendment (Check only one.): [ X ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

   /s/ William W. Lester              Lincoln, Nebraska          8/08/06
--------------------------------   ------------------------ -----------------
        (signature)                    (city, state)             (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              134

Form 13F Information Table Value Total:              $291,758
List of Other Included Managers:

No.      13F File Number   Name


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                                             TITLE OF          VALUE      SHARES    SH/PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER                      CLASS   CUSIP       (x1000)     PRN/AMT  PRN/CALL   DISCRETION MANAGERS  SOLE  SHARED NONE

ATI TECHNOLOGIES INC                      COM     001941103   3,340.12    228,775.00 SH       DEFINED               228,775

AFFILIATED COMPUTER SVCS INC              COM     008190100   5,986.76    116,000.00 SH       DEFINED               116,000

JOHNSON & JOHNSON (ALZA CORP.)            CDS     02261WAB5   1,151.50  1,400,000.00 PRN      DEFINED             1,400,000

AMERICAN EXPRESS COMPANY                  COM     025816109   6,884.01    129,350.00 SH       DEFINED               129,350

AMERICAN EXPRESS                          CDS     025816AS8   1,085.18  1,060,000.00 PRN      DEFINED             1,060,000

AMERISTAR CASINOS                         COM     03070Q101     774.11     39,800.00 SH       DEFINED                39,800

AMGEN INC                                 COM     031162100   5,955.50     91,300.00 SH       DEFINED                91,300

APPLIED MATERIALS INC                     COM     038222105   5,935.69    364,600.00 SH       DEFINED               364,600

ARBITRON INC.                             COM     03875Q108     720.60     18,800.00 SH       DEFINED                18,800

ARRIS GROUP INC.                          COM     04269Q100     856.74     65,300.00 SH       DEFINED                65,300

ATMOS ENERGY CORP                         COM     049560105   3,945.08    141,350.00 SH       DEFINED               141,350

BANK OF AMERICA                           COM     060505104     466.57      9,700.00 SH       DEFINED                 9,700

BANK OF NEW YORK CO INC                   COM     064057102     289.80      9,000.00 SH       DEFINED                 9,000

BAUSCH & LAMB INC                         CDS     071707AM5     585.90    500,000.00 PRN      DEFINED               500,000

BEA SYSTEMS INC                           COM     073325102   3,964.18    302,840.00 SH       DEFINED               302,840

BED BATH & BEYOND INC                     COM     075896100     693.25     20,900.00 SH       DEFINED                20,900

BERKSHIRE HATHAWAY A                      COM     084670108     641.61          7.00 SH       DEFINED                     7

BERKSHIRE HATHAWAY B                      COM     084670207     316.47        104.00 SH       DEFINED                   104

BLACK & DECKER CORP                       COM     091797100   6,579.43     77,900.00 SH       DEFINED                77,900

BRUNSWICK CORP.                           COM     117043109     575.23     17,300.00 SH       DEFINED                17,300

CBS CORP CL B                             COM     124857202     392.23     14,500.00 SH       DEFINED                14,500

CAPITAL ONE FINANCIAL CORP                COM     14040H105     316.17      3,700.00 SH       DEFINED                 3,700

CENDANT CORP                              COM     151313103     459.38     28,200.00 SH       DEFINED                28,200

CENTERPOINT ENERGY                        CDS     15189T206   2,444.37  4,310,500.00 PRN      DEFINED             4,310,500

CERNER CORP                               COM     156782104     757.04     20,400.00 SH       DEFINED                20,400

CHEVRON CORPORATION                       COM     166764100   6,222.01    100,258.00 SH       DEFINED               100,258

CIMAREX ENERGY CO                         COM     171798101     791.20     18,400.00 SH       DEFINED                18,400

CISCO SYSTEMS INC                         COM     17275R102   5,335.11    273,175.00 SH       DEFINED               273,175

CITIGROUP INC                             COM     172967101   6,870.24    142,418.00 SH       DEFINED               142,418

CITIZENS COMMUNICATIONS CO                COM     17453B101     330.17     25,300.00 SH       DEFINED                25,300

CONAGRA FOODS INC                         COM     205887102     275.27     12,450.00 SH       DEFINED                12,450

CONOCOPHILLIPS                            COM     20825C104     846.98     12,925.00 SH       DEFINED                12,925

CONSTELLATION BRANDS INC.                 COM     21036P108   6,297.50    251,900.00 SH       DEFINED               251,900

CREE INC                                  COM     225447101   3,937.63    165,725.00 SH       DEFINED               165,725

DNP SELECT INCOME FD INC COM              COM     23325P104     102.00     10,000.00 SH       DEFINED                10,000

DEVON ENERGY CORP                         COM     25179M103   4,793.53     79,350.00 SH       DEFINED                79,350

WALT DISNEY                               CDS     254687AU0   2,367.69  2,150,000.00 PRN      DEFINED             2,150,000

DOMINION RES INC VA                       COM     25746U109     373.95      5,000.00 SH       DEFINED                 5,000

DOW CHEM CO                               COM     260543103     261.50      6,700.00 SH       DEFINED                 6,700

DU PONT                                   COM     263534109     324.48      7,800.00 SH       DEFINED                 7,800

EBAY INC                                  COM     278642103   4,860.68    165,950.00 SH       DEFINED               165,950

EDWARDS LIFESCIENCES CORP.                COM     28176E108     804.11     17,700.00 SH       DEFINED                17,700

ELECTRONIC DATA SYSTEMS                   CDS     285661AF1     397.00    400,000.00 PRN      DEFINED               400,000

EMULEX CORP.                              COM     292475209     579.21     35,600.00 SH       DEFINED                35,600

ENERGY PARTNERS, LTD                      COM     29270U105     623.46     32,900.00 SH       DEFINED                32,900

EXXON MOBIL CORP                          COM     30231G102   7,541.57    122,927.00 SH       DEFINED               122,927

FPL GROUP INC                             COM     302571104   3,819.37     92,300.00 SH       DEFINED                92,300

FREDDIE MAC                               COM     313400301     236.59      4,150.00 SH       DEFINED                 4,150

FEDEX CORP                                COM     31428X106   8,101.32     69,325.00 SH       DEFINED                69,325

FIFTH THIRD BANCORP                       COM     316773100     384.28     10,400.00 SH       DEFINED                10,400

FIRST DATA CORP                           COM     319963104   6,753.75    149,950.00 SH       DEFINED               149,950

FOREST LABS INC                           COM     345838106     723.50     18,700.00 SH       DEFINED                18,700

FOUR SEASONS HOTELS                       CDS     35100EAE4   2,155.06  2,050,000.00 PRN      DEFINED             2,050,000

GATX CAPITAL CORP                         CDS     361448AC7     806.40    640,000.00 PRN      DEFINED               640,000

GENERAL ELECTRIC CO                       COM     369604103   6,941.38    210,600.00 SH       DEFINED               210,600

GENWORTH FINL INC CL-A                    COM     37247D106     369.30     10,600.00 SH       DEFINED                10,600

GENZYME CORP                              CDS     372917AN4   1,194.56  1,150,000.00 PRN      DEFINED             1,150,000

HASBRO INC.                               CDS     418056AN7   2,133.88  2,150,000.00 PRN      DEFINED             2,150,000

HEWLETT-PACKARD                           CDS     428236AC7   2,435.13  3,850,000.00 PRN      DEFINED             3,850,000

ILLINOIS TOOL WORKS INC                   COM     452308109   3,900.94     82,125.00 SH       DEFINED                82,125

INFOSPACE INC.                            COM     45678T201     695.97     30,700.00 SH       DEFINED                30,700

INTEL CORP                                CDS     458140AD2   2,145.19  2,550,000.00 PRN      DEFINED             2,550,000

INTL BUSINESS MACHS CORP                  COM     459200101     341.85      4,450.00 SH       DEFINED                 4,450

INTUIT INC                                COM     461202103     841.51     13,900.00 SH       DEFINED                13,900

ISHARES MSCI EMERGING MKTS INDEX FD       COM     464287234     343.37      3,665.00 SH       DEFINED                 3,665

ISHARES MSCI EAFE INDEX FD                COM     464287465     488.95      7,482.00 SH       DEFINED                 7,482

ISHARES DOW JONES US REAL ESTATE INDEX FD COM     464287739     477.73      6,705.00 SH       DEFINED                 6,705

ISHARES S&P SMALLCAP 600 INDEX FD         COM     464287804     539.03      8,680.00 SH       DEFINED                 8,680

J P MORGAN CHASE & CO                     COM     46625H100     274.89      6,545.00 SH       DEFINED                 6,545

JOHNSON & JOHNSON                         COM     478160104   5,912.61     98,675.00 SH       DEFINED                98,675

KYPHON INC.                               COM     501577100   2,128.02     55,475.00 SH       DEFINED                55,475

LEXMARK INTL INC CL A                     COM     529771107     882.11     15,800.00 SH       DEFINED                15,800

LIBERTY MEDIA                             CDS     530715AN1   1,802.63  1,900,000.00 PRN      DEFINED             1,900,000

LOWES COS INC                             COM     548661107   6,095.03    100,462.00 SH       DEFINED               100,462

MAF BANCORP INC                           COM     55261R108     758.27     17,700.00 SH       DEFINED                17,700

MANOR CARE INC.                           CDS     564055AM3   2,352.00  2,100,000.00 PRN      DEFINED             2,100,000

MARATHON OIL CORP                         COM     565849106   4,539.85     54,500.00 SH       DEFINED                54,500

MAXIMUS INC                               COM     577933104     548.66     23,700.00 SH       DEFINED                23,700

MEDTRONIC INC                             COM     585055106   5,916.61    126,100.00 SH       DEFINED               126,100

MERRILL LYNCH                             CDS     590188W46   1,744.00  1,600,000.00 PRN      DEFINED             1,600,000

MICROSOFT CORP                            COM     594918104   6,134.42    263,280.00 SH       DEFINED               263,280

MORGAN STANLEY                            COM     617446448     278.12      4,400.00 SH       DEFINED                 4,400

NATL AUSTRALIA BANK 7.875% DUE 12/31/49   CPS     632525309     879.54     20,700.00 SH       DEFINED                20,700

NAVIGANT CONSULTING                       COM     63935N107     804.08     35,500.00 SH       DEFINED                35,500

NEW YORK COMMUNITY BANCORP INC            COM     649445103     359.92     21,800.00 SH       DEFINED                21,800

NEWPORT CORP                              COM     651824104     733.46     45,500.00 SH       DEFINED                45,500

ODYSSEY RE HOLDING CORP.                  CDS     67612WAB4   1,423.13  1,150,000.00 PRN      DEFINED             1,150,000

PEPSICO INC                               COM     713448108   7,431.77    123,780.00 SH       DEFINED               123,780

PFIZER INC                                COM     717081103     504.02     21,475.00 SH       DEFINED                21,475

PITNEY BOWES INC                          COM     724479100   5,229.61    126,625.00 SH       DEFINED               126,625

BARRICK GOLD CORP                         CDS     725906AK7     450.50    340,000.00 PRN      DEFINED               340,000

POGO PRODUCING CO                         COM     730448107     691.50     15,000.00 SH       DEFINED                15,000

QUALCOMM INC                              COM     747525103   5,691.94    142,050.00 SH       DEFINED               142,050

RPM INTERNATIONAL INC                     CDS     749685AK9   2,176.88  4,050,000.00 PRN      DEFINED             4,050,000

READER'S DIGEST ASSOCIATION               COM     755267101     776.18     55,600.00 SH       DEFINED                55,600

ROYAL DUTCH SHELL PLC ADR A SHRS          COM     780259206     281.32      4,200.00 SH       DEFINED                 4,200

SLM CORP.                                 CDS     78442PAC0     403.64    400,000.00 PRN      DEFINED               400,000

S&P DEPOSITARY RECEIPTS                   COM     78462F103   7,205.16     56,631.00 SH       DEFINED                56,631

ST PAUL TRAVELERS COMPANIES INC           COM     792860108     334.35      7,500.00 SH       DEFINED                 7,500

SCHLUMBERGER LTD                          COM     806857108   4,438.87     68,175.00 SH       DEFINED                68,175

SCOTTISH ANNUITY & LIFE                   CDS     81013RAC9   1,613.93  1,620,000.00 PRN      DEFINED             1,620,000

SECTOR SPDR - ENERGY                      COM     81369Y506     333.12      5,870.00 SH       DEFINED                 5,870

SERVICEMASTER CO                          COM     81760N109     722.07     69,900.00 SH       DEFINED                69,900

SONY CORP ADR AMERICAN SH                 COM     835699307     396.36      9,000.00 SH       DEFINED                 9,000

SWIFT ENERGY CO                           COM     870738101     656.83     15,300.00 SH       DEFINED                15,300

SYSCO CORP                                COM     871829107   3,849.80    125,975.00 SH       DEFINED               125,975

TEVA PHARM IND LTD ADR                    COM     881624209   5,851.26    185,225.00 SH       DEFINED               185,225

TEVA PHARMACEUTICAL SERIES B              CDS     88164RAB3   1,738.80  1,680,000.00 PRN      DEFINED             1,680,000

TEVA PHARMACEUTICAL                       CDS     88165FAA0     318.94    350,000.00 PRN      DEFINED               350,000

TIMBERLAND CO CL-A                        COM     887100105     715.14     27,400.00 SH       DEFINED                27,400

TIME WARNER INC                           COM     887317105     359.49     20,780.00 SH       DEFINED                20,780

TYCO INTL LTD                             COM     902124106     365.75     13,300.00 SH       DEFINED                13,300

UNILEVER NV NEW YORKSHS                   COM     904784709     284.13     12,600.00 SH       DEFINED                12,600

UNIT CORP.                                COM     909218109     847.66     14,900.00 SH       DEFINED                14,900

UNITED ONLINE INC                         COM     911268100     792.00     66,000.00 SH       DEFINED                66,000

UNIVERSAL HEALTH SERVICES                 COM     913903100   1,233.23     24,537.00 SH       DEFINED                24,537

VF CORP                                   COM     918204108     882.96     13,000.00 SH       DEFINED                13,000

VANGUARD UTILITIES ETF                    COM     92204A876      50.69        750.00 SH       DEFINED                   750

VARIAN MED SYS INC                        COM     92220P105   6,960.45    147,000.00 SH       DEFINED               147,000

VERIZON COMMUNICATIONS                    COM     92343V104     495.65     14,800.00 SH       DEFINED                14,800

VIACOM INC CL-B                           COM     92553P201     186.37      5,200.00 SH       DEFINED                 5,200

VODAFONE GROUP PLC-SP ADR                 COM     92857W100      17.04        800.00 SH       DEFINED                   800

WACHOVIA CORP                             COM     929903102   6,791.10    125,575.00 SH       DEFINED               125,575

WAL MART STORES INC                       COM     931142103     140.42      2,915.00 SH       DEFINED                 2,915

WATSON PHARMACEUTICAL INC                 COM     942683103     139.68      6,000.00 SH       DEFINED                 6,000

WEBSENSE INC                              COM     947684106     603.88     29,400.00 SH       DEFINED                29,400

WELLS FARGO & CO NEW COM                  COM     949746101     124.10      1,850.00 SH       DEFINED                 1,850

WESTAR ENERGY INC                         COM     95709T100     747.28     35,500.00 SH       DEFINED                35,500

WHOLE FOODS MARKET INC                    COM     966837106   6,948.80    107,500.00 SH       DEFINED               107,500

YELLOW CORP                               CDS     985577AB1   2,258.63  1,900,000.00 PRN      DEFINED             1,900,000

ZENITH NATL INSURANCE                     COM     989390109     765.63     19,300.00 SH       DEFINED                19,300

INGERSOLL RAND CO                         COM     G4776G101   7,321.80    171,150.00 SH       DEFINED               171,150

NABORS INDS LTD SHS                       COM     G6359F103     277.08      8,200.00 SH       DEFINED                 8,200

TRANSOCEAN INC                            COM     G90078109   2,903.57     36,150.00 SH       DEFINED                36,150

                                                          134   291,758     46,037,586

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